                          ------------------------


                  OFFITBANK VIF - U.S. GOVERNMENT SECURITIES FUND


                          ------------------------









                                   ANNUAL REPORT


                                 DECEMBER 31, 1998













                                 THE
                                 OFFITBANK
                                 VARIABLE INSURANCE FUND, INC.

                    THE OFFITBANK VARIABLE INSURANCE FUND, INC.
                              STATEMENT OF OPERATIONS
                        VIF- U.S. GOVERNMENT SECURITIES FUND


                                                            FOR THE PERIOD
                                                    AUGUST 24, 1998 THROUGH
                                                         DECEMBER 31, 1998*
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Interest                                           $                 213
   Dividends                                                             74
      Total Income                                                      287


EXPENSES:
   Advisory                                                              22
   Transfer agent                                                     1,500
   Fund accounting                                                    1,250
   Professional                                                         991
   Miscellaneous                                                        226
                                                      ----------------------
      Total expenses before                                           3,989
      Less expenses waived/reimbursed                                (3,952)
                                                      ----------------------
      Net expenses                                                       37
                                                      ----------------------
NET INVESTMENT INCOME                                                   250

REALIZED GAINS ON INVESTMENTS:
   Net realized gains on investment                                   1,556
                                                      ----------------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS      $               1,806
                                                      ----------------------
                                                      ----------------------
* Commencement of operations.






     The accompanying notes are an integral part of the financial statements

                    THE OFFITBANK VARIABLE INSURANCE FUND, INC.
                         STATEMENT OF CHANGES IN NET ASSETS
                        VIF- U.S. GOVERNMENT SECURITIES FUND


                                                             FOR THE PERIOD
                                                             AUGUST 24, 1998
                                                             THROUGH
                                                             DECEMBER 31, 1998*
--------------------------------------------------------------------------------


  INCREASE IN NET ASSETS:
  OPERATIONS:
     Net investment income                                       $        250

     Net realized gains on investment transactions                      1,556
     Net increase in net assets resulting from operations               1,806
                                                                 -------------

  CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares issued                                      149,895
     Cost of shares redeemed                                         (151,701)
     Net decrease in net assets from capital                           (1,806)
                                                                 -------------
     Total increase in net assets                                           0


  NET ASSETS:
     Beginning of period                                                    0
                                                                 -------------
     End of period                                               $          0
                                                                 -------------
                                                                 -------------


* Commencement of operations.










     The accompanying notes are an integral part of the financial statements.

                        THE OFFITBANK INVESTMENT FUND, INC.
                                FINANCIAL HIGHLIGHTS
                        VIF- U.S. GOVERNMENT SECURITIES FUND




                             ----------------------------------
                                           FOR THE PERIOD
                                 AUGUST 24, 1998 THROUGH
                                      DECEMBER 31, 1998*
---------------------------------------------------------------
   PER SHARE OPERATING PERFORMANCE:
   NET ASSET VALUE, BEGINNING OF
   PERIOD                             $           10.00
                                      ------------------

     Net investment income                             -
     Net realized gains                            0.23
                                      ------------------
   Total income from investment
   operations                                      0.23
                                      ------------------

   NET ASSET VALUE, END OF PERIOD     $           10.23
                                      ------------------

   TOTAL RETURN (a)                               2.30% (b)
   RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (in thousands)        $0
   Ratios to average net assets:
     Expenses**                                   0.60% (c)

     Net investment income                        4.04% (c)
   Portfolio turnover rate                         107% (b)


   ---------------------------------------------------
   * During 1998, the Fund's operations were limited to the period August 24, 1998, the date shares were first issued, and September 23, 1998, the date on which the shares then outstanding were redeemed.
     Subsequent to period end on March 31, 1999, shares were sold to the public and the Fund recommenced operations.

   ** During the period, certain fees were voluntarily reduced and/ or reimbursed. If such voluntary fee reductions and/ or reimbursements had not occurred, the ratio would have been higher.

   (a) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.

   (b)    Not annualized.

   (c)    Annualized.












   The accompanying notes are an integral part of the financial statements.

                           NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

The OFFITBANK Variable Insurance Fund, INC. (The "Company") was incorporated in Maryland on July 1, 1994. The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Company consists of ten separately managed funds, of which six, OFFITBANK VIF-High Yield Fund, OFFITBANK VIF-Emerging Markets Fund, DJG Value Equity Fund, OFFITBANK VIF-U.S. Small Cap Fund, OFFITBANK VIF-Total Return Fund, and OFFITBANK VIF-U.S. Government Securities Fund have commenced operations. These financial statements relate to the OFFITBANK VIF-U.S. Government Securities Fund (the "Fund").

The Fund is offered to insurance companies as an investment medium for its variable insurance products. During 1998, the Fund's operations were limited to the period August 24, 1998, the date shares were first issued, and September 23, 1998, the date on which all shares then outstanding were redeemed. No statement of assets and liabilities at December 31, 1998 is included as the Fund had no assets, liabilities or shares outstanding at that date.

The VIF- U.S. Government Securities Fund operates as a non-diversified open-end Management Investment Company. The Fund seeks to provide investors with a high level of current income with capital appreciation as a second objective.

OFFITBANK serves as the investment adviser. PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., provides administrative and fund accounting services for the Fund. OFFIT Funds Distributor, Inc. (the "Distributor"), serves as the distributor of the Fund's shares. PFPC also provides transfer and dividend disbursing agent services for the Fund.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

PORTFOLIO VALUATIONS:

Debt securities held by the Fund generally are valued based on quoted bid prices. Short-term debt investments having maturities of 60 days or less are valued at amortized cost, which approximates market value, and, if applicable, adjusted for foreign exchange translation. Securities for which market quotations are not readily available are valued at fair value determined in good faith by or under the direction of the Company's Board of Directors. Securities may be valued by independent pricing services, approved by the Company's Board of Directors, which use prices provided by market-makers or estimates of market value obtained from yield data relating to instruments or securities with similar characteristics.

SECURITIES TRANSACTIONS AND RELATED INCOME:

The Fund records security transactions on a trade date basis. Interest income, including accretion of discount and amortization of premium, is accrued daily. Dividend income is recognized on the ex-dividend date. Realized gains and losses from security transactions are recorded on the identified cost basis.

EXPENSES:

The Company accounts separately for the assets, liabilities and operations of each Fund. Direct expenses of the Fund are charged to that Fund, while general Company expenses are allocated among the Company's respective portfolios based on relative net assets.

                           NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from the Fund's net investment income, if any, are declared and paid annually. Net realized gains on portfolio securities, if any, are distributed at least annually by the Fund. However, to the extent net realized gains can be offset by capital loss carryovers, such gains will not be distributed. Distributions are recorded by the Fund on the ex dividend date.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of capital.

FEDERAL INCOME TAXES:

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute timely all of their net investment company taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

REPURCHASE AGREEMENTS:

The Fund may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). The seller under a repurchase agreement is required to maintain the value of the securities subject to the agreement at not less than the repurchase price. Default by the seller would, however, expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.


NOTE 3 -- AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES:

The Company has entered into an investment advisory agreement (the "Investment Advisory Agreement") with OFFITBANK (the "Adviser"). Pursuant to the terms of the Investment Advisory Agreement, the Adviser is entitled to a fee that is calculated daily and paid monthly at the annual rate of 0.35% of the Fund's average daily net assets. For the period ended December 31, 1998, the Adviser earned and waived fees of $22 for the Fund.

PFPC provides the Company with administrative services pursuant to an administration agreement (the "Administration Agreement"). The services under the Administration Agreement are subject to the supervision of the Company's Board of Directors and officers and include the day-to-day administration of matters related to the corporate existence of the Company, maintenance of its records, preparation of reports, supervision of the Company's arrangements with its custodian and assistance in the preparation of the Company's registration statements under federal and state laws. Pursuant to the Administration Agreement, the Company pays PFPC a monthly fee for its services at an annual rate of 0.125% of each Portfolio's first $300 million in average daily net assets; 0.11% of each Portfolio's next $300 million in average daily net assets; 0.08% of each Portfolio's next $300 million in average daily net assets; 0.05% of each Portfolio's next $300 million in average daily net assets; and 0.0275% of each Portfolio's average daily net assets in excess of $1.2 billion. From time to time, PFPC may waive all or a portion of its fees. For the period August 24, 1998 through December 31, 1998, PFPC was entitled to and waived fees of $7 for the Fund.

PFPC provides the Fund with fund accounting and related services pursuant to a
fund accounting agreement with the Company.   For these services PFPC is
entitled a fee of $1,250 per month per Fund plus out of pocket expenses. From time

                           NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

to time, PFPC may waive all or a portion of its fees. For the period August 24, 1998 through December 31, 1998, the Fund earned and waived fees of $1,250.

PFPC also serves as transfer agent for the Fund and receives reimbursement of certain expenses plus a fee for related services pursuant to a transfer agency agreement with the Company. From time to time, PFPC may waive all or portion of these fees. For the period August 24, 1998 through December 31, 1998, PFPC earned fees of $1,500 and waived fees of $645 for the Fund.

The Company has entered into a distribution agreement (the "Distribution Agreement") with the Distributor. Under the Distribution Agreement, the Distributor, as agent of the Company, agrees to use its best efforts as sole distributor of the Company's shares. The Distribution Agreement provides that the Company will bear the costs of the registration of its shares with the Commission and various states and the printing of its prospectuses, statements of additional information and reports to shareholders. There is no fee payable under the Distribution Agreement.

OFFITBANK has voluntarily agreed to limit the expense ratio for the Fund at 0.60%. In order to maintain this ratio, for the period ended December 31, 1998, the Adviser has waived all or a portion of their advisory fee and has also agreed to reimburse the Fund for expenses in the amount of $2,028.

NOTE 4 -- SECURITIES TRANSACTIONS

For the period ended December 31, 1998, the cost of purchases and the proceeds from sales of the Fund portfolio securities (excluding short-term investments) were as follows:


                                             Corporate Bonds
                                        Purchases        Sales
                                        ---------      -------
VIF-U.S. Government Securities Fund     $74,833        $76,350

NOTE 5 -- CAPITAL SHARE TRANSACTIONS

The Company's Articles of Incorporation permit the Company to issue nine billion shares (par value $0.001). Transactions in shares of common stock for the period ended December 31, 1998 were as follows:


                                                VIF-U.S. GOVERNMENT
                                                  SECURITIES FUND
                                           -----------------------------
                                                   PERIOD ENDED
                                                DECEMBER 31, 1998
                                           -----------------------------
                                             SHARES           AMOUNTS
                                           ----------    ---------------
                  Shares issued........      14,826            $149,895
                  Shares redeemed......     (14,826)           (151,701)
                                           ----------    ---------------
                  Net decrease                    0            ($1,806)
                                           ----------    ---------------
                                           ----------    ---------------


NOTE 6 - SUBSEQUENT EVENT

On March 31, 1999, 1,000,000 shares of the Fund were sold to the public and the Fund resumed operations.

                         REPORT OF INDEPENDENT ACCOUNTANTS





To the Board of Directors of
The OFFITBANK VIF-U.S. Government Securities Fund, Inc.


In our opinion, the accompanying statements of operations and of changes in net assets and the financial highlights present fairly, in all materials respects, the results of operations, the changes in net assets and the financial highlights for the OFFITBANK VIF-U.S. Government Securities Fund (the "Fund") for the period August 24, 1998 (commencement of operations) through December 31, 1998, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
April 26, 1999

--------------------------------------------------------------------------------

                    THE OFFITBANK VARIABLE INSURANCE FUND, INC.

--------------------------------------------------------------------------------

OFFICERS AND DIRECTORS

Morris W. Offit
CHAIRMAN OF THE BOARD, PRESIDENT AND DIRECTOR

Edward J. Landau
DIRECTOR

The Very Reverend
James Parks Morton
DIRECTOR

Dr. Wallace Mathai-Davis
SECRETARY AND TREASURER

David C. Lebisky
ASSISTANT SECRETARY

Gary M. Gardner
ASSISTANT SECRETARY

Vincent M. Rella
ASSISTANT TREASURER

David D. Marky
ASSISTANT TREASURER

Stephen M. Wynne
ASSISTANT TREASURER



INVESTMENT ADVISOR
OFFITBANK
520 Madison Avenue
New York, New York, 10022-4213

DISTRIBUTOR
OFFIT Funds Distributor, Inc.
Four Falls Corporate Center, 6th Floor
West Conshochocken Pennsylvania 19428-2961

ADMINISTRATOR
PFPC Inc.
103 Bellevue Parkway
Wilmington, DE 19809

TRANSFER AND DIVIDEND DISBURSING AGENT
PFPC, Inc.
400 Bellevue Parkway
Wilmington, DE  19809

CUSTODIAN
The Bank of New York
90 Washington Street, 11th Floor
New York, New York 10286

LEGAL COUNSEL
Kramer, Levin, Naftalis & Frankel
919 Third Avenue
New York, New York 10022

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

This report is submitted for the information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus which includes information regarding the Fund 's objectives and policies, charges, expenses and other data. Please read the prospectus carefully before you invest or send money.

                    THE OFFITBANK VARIABLE INSURANCE FUND, INC.
                          400 BELLEVUE PARKWAY, SUITE 108
                                WILMINGTON, DE 19809
                                   (800) 618-9510